Significant Accounting Policies (Details) - Schedule of fair value for options granted using the black-scholes option-pricing model	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	80.00%	60.00%	60.00%
Expected life (in years)	5 years
Minimum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free interest	0.36%	2.33%	2.15%
Expected life (in years)		4 years 1 month 24 days	3 years 6 months
Maximum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free interest	1.62%	2.71%	2.91%
Expected life (in years)		7 years	4 years 4 months 13 days